VY American Century Small-Mid Cap Value Portfolio Expense Example - VY American Century Small-Mid Cap Value Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,909
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,350
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,633
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	$ 1,800